Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Information [Abstract]
Schedule of purchase of property, plant and equipment
	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Purchase of property, plant and equipment	$2,886,753	$7,495,838	$3,930,946
Add: Opening balance of payable on equipment	128,013	128,446	319,387
Less: Ending balance of payable on equipment	(79,517)	(128,013)	(128,446)
Cash paid during the year	$2,935,249	$7,496,271	$4,121,887

Schedule of purchase of property, plant and equipment
	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Acquisition of intangible assets	$73,093	$1,626,065	$1,404,192
Add: Opening balance of payable on intangible assets	727,060	-	-
Less: Reversal of payable on intangible assets	(727,060)	-	-
Less: Ending balance of payable on intangible assets	-	(727,060)	-
Cash paid during the year	$73,093	$899,005	$1,404,192